United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2004

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total: 410,228(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
HILTON HOTELS CORP                         C   43284810  $12,001    637000SH           SOLE                                637000
STARWOOD HOTELS & RESORTS WO               C   85590A20  $19,039    410150SH           SOLE                                410150
AMB PPTY CORP                              C   00163T10  $12,672    342300SH           SOLE                                342300
APARTMENT INVT & MGMT CO                   C   03748R10   $2,574     74000SH           SOLE                                 74000
ARCHSTONE-SMITH TR                         C   39583109  $14,109    445915SH           SOLE                                445915
ARDEN RLTY INC                             C   3979310    $3,890    119400SH           SOLE                                119400
AVALONBAY CMNTYS INC                       C   5348410   $17,476    290200SH           SOLE                                290200
BOSTON PPTYS INC                           C   10112110  $20,036    361727SH           SOLE                                361727
BRE PPTYS INC                              C   5.56E+13   $6,178    161100SH           SOLE                                161100
CATELLUS DEV CORP                          C   14911310  $11,948    450705SH           SOLE                                450705
CHELSEA PPTY GROUP INC                     C   16342110  $12,360    184200SH           SOLE                                184200
CORPORATE OFFICE PPTYS TR                  C   22002T10     $991     38700SH           SOLE                                 38700
DUKE-WEEKS REALTY CORP                     C   26441150   $1,660     50000SH           SOLE                                 50000
EQUITY RESIDENTIAL                         C   29476L10  $11,374    366900SH           SOLE                                366900
ESSEX PPTY TR                              C   29717810   $4,836     67300SH           SOLE                                 67300
FEDERAL RLTY INVT TR                       C   31374720  $14,573    331200SH           SOLE                                331200
GENERAL GROWTH PPTYS INC                   C   37002110   $6,743    217500SH           SOLE                                217500
HEALTH CARE PPTY INVS INC                  C   42191510   $7,730    297300SH           SOLE                                297300
HOST MARRIOTT CORP NEW                     C   44107P10  $14,630   1042800SH           SOLE                               1042800
KIMCO RLTY CORP                            C   49446R10   $5,833    113700SH           SOLE                                113700
LASALLE HOTEL PPTYS                        C   51794210   $3,795    137500SH           SOLE                                137500
LEXINGTON CORPORATE PPTYS TR               C   52904310   $2,844    131000SH           SOLE                                131000
MACERICH CO                                C   55438210  $14,639    274700SH           SOLE                                274700
MACK CALI RLTY CORP                        C   55448910     $487     11000SH           SOLE                                 11000
MANUFACTURED HOME CMNTYS INC               C   56468210   $8,870    266836SH           SOLE                                266836
PAN PAC RETAIL PPTYS INC                   C   69806L10  $17,593    325200SH           SOLE                                325200
POST PPTYS INC                             C   73746410   $2,030     67900SH           SOLE                                 67900
PRENTISS PPTYS TR                          C   74070610   $5,958    165500SH           SOLE                                165500
PROLOGIS TR                                C   74341010  $10,519    298500SH           SOLE                                298500
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,005    125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $13,616    274800SH           SOLE                                274800
REGENCY CTRS CORP                          C   75884910  $17,706    380850SH           SOLE                                380850
ROUSE CO                                   C   77927310  $16,178    241900SH           SOLE                                241900
SAUL CTRS INC                              C   80439510   $1,069     32500SH           SOLE                                 32500
SIMON PPTY GROUP INC NEW                   C   82880610  $24,986    465900SH           SOLE                                465900
SL GREEN RLTY CORP                         C   78440X10  $13,175    254300SH           SOLE                                254300
TAUBMAN CENTERS INC                        C   876664103 $11,900    460700SH           SOLE                                460700
UNITED DOMINION RLTY TR INC                C   91019710   $1,650     83200SH           SOLE                                 83200
VORNADO RLTY TR                            C   92904210  $19,493    311000SH           SOLE                                311000
BROOKFIELD PPTYS CORP                      C   11290010  $13,498    418400SH           SOLE                                418400
TRIZEC PPTYS INC                           C   89687P10   $4,564    285800SH           SOLE                                285800











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